UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-04643

Volumetric Fund, Inc.

87 Violet Drive, Pearl River, NY 10965

Jeffrey Gibs

87 Violet Drive, Pearl River, NY 10965

(Name and address of agent for service)

Registrant's telephone number:          845-623-7637

Date of fiscal year end: Dec 31

Date of reporting period: 6/30/2019

Item 1.  Reports to Stockholders.

June 30, 2019

Volumetric Fund, Inc.

   Conservative Equity Growth Fund

Semi-Annual

Report 2019

IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of Volumetric Fund’s (the “Fund”) shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports will be made available on our website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund  at 800-541-3863 or info@volumetric.com.

However, you may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports and other communications by contacting the Fund  at 800-541-3863 or info@volumetric.com.

To Our Shareholders:

The Fund’s net asset value (NAV) per share has advanced 14.50% as of June 30, 2019. This includes a 3.94% advance in the second quarter. Overall, as of June 30, 2019, our NAV closed out the first half of the year at $21.09, up $0.80 from the March 31, 2019 NAV of $20.29.

The Volumetric Index, which indicates the value of a hypothetical investment of $10,000 in the Fund on January 1, 1979, with all distributions reinvested, stood at $351,346 as of June 30, 2019. This is equivalent to a 9.2% compounded annual growth rate since the inception of the Fund in 1979.

PORTFOLIO REVIEW (Unaudited)

Currently, we have 59 securities in our portfolio. There are 51 gainers and 8 losers.  Our average stock in the portfolio is up 41.7%.  At the end of the second quarter, our best performing stock in the portfolio is Cintas Corp, a provider of corporate uniforms and other ancillary items, which more than doubled, with a 233.4% unrealized gain.  Our worst stock in the portfolio is Bristol-Meyers Squibb Co., a drug manufacturer, with a 15.2% unrealized loss.  During the second quarter we purchased 7 securities and sold 18 securities, as indicated below.

Purchases: Baxter International Inc., E*Trade Financial Corp., Humana Inc., The Mosaic Company, Pinnacle West Capital Corp., Regions Financial Corp. and Tiffany & Co.

Sales: Amphenol Corp., Avery Dennison Corp., Electronic Arts Inc., E*Trade Financial Corp., Exxon Mobil Corporation, Fedex Corp., Garrett Motion Inc., Livent Corp., Merck & Co., The Mosaic Company, NetApp Inc., Nike Inc. Cl B, NVIDIA Corp., PNC Financial Services Corp., Quanta Services Inc., Regeneron Pharmaceuticals Inc., Resideo Technologies Inc. and Textron Inc.

Among the stocks sold during the second quarter, the best percent gainer was NetApp Inc., with a 51.3% net realized gain. And for the six months ended June 30, 2019, purchases and sales of securities were $12.3 million and $8.2 million, respectively.

TOP STOCK HOLDINGS (Unaudited)

As of June 30, 2019, our ten greatest unrealized stock percentage gainers are listed below. See “Statement of Net Assets” pages 4 to 6 for details.

                                                                                                                      Unrealized     % of Fund’s

                                                          Stock Name                           Gain (%)        Net Assets

Cintas Corp.	233.4%	2.6%
HP Inc.	189.1%	0.8%
Autodesk Inc.	171.6%	2.4%
Microsoft Corp.	133.2%	2.0%
FMC Corp.	131.1%	1.8%
Waste Connections Inc.	118.4%	2.7%
Atmos Energy Corp.	107.6%	0.7%
Visa Inc. Class A	106.9%	2.0%
Amazon.com Inc.	97.5%	1.9%
Roper Technologies Inc.	92.2%	1.8%

ANNUAL MEETING

The Fund’s annual meeting was held on June 6, 2019, shareholders elected all nine nominated directors for their respective terms. The Fund’s shareholders of record, as of the close of business on April 18, 2019, voted 896,757.9501 shares in favor and 8,609.4317 shares against or abstentions to approve this proposal. Furthermore, they approved BBD, LLP, as the Fund’s independent registered public accounting firm for calendar year 2019. The Fund’s shareholders of record, as of the close of business on April 18, 2019, voted 897,837.4388 shares in favor and 7,529.9430 shares against or abstentions to approve this proposal.

UPDATE

The Fund and the stock market continue to advance in July. As of today, July 16th, our NAV is $21.40. Consequently, the NAV has advanced an additional $0.31 since June 30, 2019 and is up 16.18% for the year, as of this writing. We have reduced our June 30th cash & cash equivalent position from 15.7% to 12.7%.

Your semi-annual account statement was mailed to you earlier this month.  If you have any questions, please do not hesitate to call us. Thank you for your continued trust and confidence.

July 16, 2019

Sincerely,

Irene J. Zawitkowski     Gabriel J. Gibs

Jeffrey Gibs

Chair and CEO

         Chair Emeritus          President

Industry Group Weight as Percent of Net Assets
June 30, 2019
(Unaudited)
16.0%
14.0%
12.0%
10.0%
8.0%
6.0%
4.0%
2.0%
0.0%
4.0%
5.8%
7.3%
4.6%
5.4%
1.1%
2.9%
6.2%
3.8%
1.2%
4.2%
5.7%
3.8%
3.1%
3.2%
1.1%
1.4%
1.3%
6.0%
7.9%
2.5%
1.8%
14.9%
0.8%
Aerospace & Defense
Chemicals
Computer Software
Computers and Semiconductors
Construction
Distributors
Electrical Equipment
Electronic Services
Electronics
Energy
ETF (Exchange Traded Fund)
Financials
Food & Beverage
Healthcare
Industrial Conglomerates
Industrial Machinery
Media
Restaurants
Retail
Services
Transportation
Utilities
Investment Company
Cash & Cash Equivalents

FINANCIAL HIGHLIGHTS

(for one share outstanding throughout each period)

VOLUMETRIC FUND, INC.

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended June 30, 2019

See notes to financial statements

	VOLUMETRIC FUND, INC.
	STATEMENT OF NET ASSETS
	June 30, 2019
	(unaudited)
Equities: 84.3%
SHARES	COMPANY	VALUE
	Aerospace & Defense -- 4.0%
2,300	General Dynamics Corp	$ 418,186
4,500	L3Harris Technologies Inc	963,165
		1,381,351
	Chemicals -- 5.8%
2,400	Air Products & Chemicals	543,288
7,300	FMC Corp	605,535
2,900	International Flavors & Fragrances Inc	420,761
17,700	Mosaic Company	443,031
		2,012,615
	Computer Software -- 7.3%
1,500	Adobe Systems Inc*	441,975
5,000	Autodesk Inc*	814,500
5,200	Microsoft Corp	696,592
3,700	Salesforce.com Inc*	561,401
		2,514,468
	Computers and Semiconductors -- 4.6%
2,400	Apple Inc	475,008
9,600	Applied Materials Inc	431,136
14,000	HP Inc	291,060
7,900	Intel Corp	378,173
		1,575,377
	Construction -- 5.4%
6,200	Jacobs Engineering Group	523,218
8,600	Lennar Corp - Class A	416,756
7,300	Owens Corning	424,860
3,600	Vulcan Materials Co	494,316
		1,859,150
	Distributors -- 1.1%
14,000	LKQ Corp*	372,540
		372,540
	Electrical Equipment -- 2.9%
6,200	Ametek Inc	563,208
5,200	Baxter International Inc	425,880
		989,088
	Electronic Services -- 6.2%
3,300	Automatic Data Processing Inc	545,589
3,900	Broadridge Financial Solutions Inc	497,952
5,200	Paychex Inc	427,908
3,900	Visa Inc Class A	676,845
		2,148,294
	Electronics -- 3.8%
10,400	Cisco Systems Inc	569,192
10,100	Corning Inc	335,623
7,800	Flir Systems Inc	421,980
		1,326,795
	Energy -- 1.2%
3,200	Chevron Corp	398,208
		398,208
	VOLUMETRIC FUND, INC. - STATEMENT OF NET ASSETS (unaudited) June 30, 2019 (Continued)
SHARES	COMPANY	VALUE
	ETF (Exchange Traded Fund) -- 4.2%
5,000	SPDR S&P 500 Trust	$ 1,465,000
		1,465,000
	Financials -- 5.7%
900	Blackrock Inc	422,370
3,500	JPMorgan Chase & Co	391,300
26,900	Regions Financial Corp	401,886
4,500	Torchmark Corp	402,570
10,100	Unum Group	338,855
		1,956,981
	Food & Beverage -- 3.8%
7,400	Coca-Cola Co	376,808
3,600	J.M. Smucker Co	414,684
3,300	McCormick & Co Inc (Non-Vtg)	511,533
		1,303,025
	Healthcare -- 3.1%
6,700	Bristol-Meyers Squibb Co	303,845
7,300	Cardinal Health Inc	343,830
1,600	Humana Inc	424,480
		1,072,155
	Industrial Conglomerates -- 3.2%
2,700	Honeywell International Inc	471,393
1,700	Roper Technologies Inc	622,642
		1,094,035
	Industrial Machinery -- 1.1%
2,900	Caterpillar Inc	395,241
		395,241
	Media -- 1.4%
3,500	The Walt Disney Co	488,740
		488,740
	Restaurants -- 1.3%
3,600	Darden Restaurants Inc	438,228
		438,228
	Retail -- 6.0%
350	Amazon.com Inc*	662,771
2,200	Costco Wholesale Corp	581,372
2,900	Mohawk Industries Inc*	427,663
4,400	Tiffany & Co	412,016
		2,083,822
	Services -- 7.9%
350	Alphabet Inc - Class A*	378,980
3,800	Cintas Corp	901,702
5,900	Republic Services Inc	511,176
9,900	Waste Connections Inc	946,242
		2,738,100
	Transportation -- 2.5%
6,200	Expeditors Int'l of Washington Inc	470,332
12,500	Werner Enterprises Inc	388,500
		858,832

	VOLUMETRIC FUND, INC. - STATEMENT OF NET ASSETS (unaudited) June 30, 2019 (Continued)
SHARES	COMPANY	VALUE
	Utilities -- 1.8%
2,300	Atmos Energy Corp	$ 242,788
4,100	Pinnacle West Capital Corp	385,769
		628,557
TOTAL EQUITIES (Cost: $ 21,330,095)		29,100,602
INVESTMENT COMPANY 14.9%
5,142,125 Shares -- Fidelity Invest Money Market
Gov Portfolio - Class I, 2.26%** (Cost: $5,142,125)		5,142,125
TOTAL INVESTMENTS (Cost: $26,472,220): 99.2%		34,242,727
CASH EQUIVALENTS/RECEIVABLE: 0.8%
Cash		210,342
Receivable from Fund Shares Sold		2,000
Dividends and Interest Receivable		44,971
TOTAL CASH EQUIVALENTS/ RECEIVABLES		257,313
TOTAL ASSETS		34,500,040
Less Liabilities:		-
NET ASSETS 100.0%		$34,500,040
VOLUMETRIC SHARES OUTSTANDING		1,635,726
NET ASSET VALUE, OFFERING & REDEMPTION
PRICE PER SHARE		$21.09

See notes to financial statements
* Non-income producing security.
** Variable Rate Security. The rate presented is as of June 30, 2019.

VOLUMETRIC FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

As of June 30, 2019

1. Significant Accounting Policies

Volumetric Fund, Inc. (the “Fund”) is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company. The Fund’s investment objective is capital growth. Its secondary objective is downside protection.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)

Valuation of Securities: Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the closing price on the day of valuation.  If a market quote is not available, the Fund will value the security at fair market value as determined in good faith by Volumetric Advisers, Inc., as directed by the Board of Directors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily indications of the risk associated with investing in those securities.

As of June 30, 2019, all of the securities held by the Fund were valued using Level 1 inputs. See the Fund’s Statement of Net Assets for a listing of securities valued using Level 1 inputs by security type and industry type, as required by GAAP.

b)

Securities Transactions and Investment Income. Realized gains and losses are determined on the identified cost basis which is the same basis used for federal income tax purposes.  Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis.

c)

Federal Income Taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of the Fund’s taxable income to its shareholders.  Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the Fund’s tax positions taken on Federal and state income tax returns for all open tax years (2015-2018) and during the six months ended June 30, 2019 and concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

d)

Distributions to Shareholders: It is the Fund’s policy to distribute all net investment income and all net realized gains, in excess of any available capital loss carryovers, at year end.  The Board of Directors declared the following distributions.

Long term capital gains recorded and paid during the year ended December 31, 2018 and the six months ended June 30, 2019 were as follows: Long Term Capital Gains 2018: $721,521, June 30, 2019 $0.

e)

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

2. Management Fee and Other Transactions with Affiliates

The Fund receives investment management and advisory services under an advisory agreement with Volumetric Advisers, Inc., that provides for fees to be paid at an annual rate of 2.0% of the first $10,000,000 of average daily net assets, 1.9% of the next $15,000,000, 1.8% of net assets from $25 million to $50 million and declining thereafter to 1.5% on net assets over $100,000,000. The Fund's adviser pays the cost of all management, supervisory and administrative services required in the operation of the Fund.  This includes investment management, fees of the custodian, independent public accountants and legal counsel, remuneration of officers and directors, state registration fees and franchise taxes, shareholder services, including maintenance of the shareholder accounting system, insurance, marketing expenses, shareholder reports, proxy related expenses and transfer agency.  Certain officers and directors of the Fund are also officers and directors of the investment adviser.

3. Capital Stock Transactions

At June 30, 2019, there were 4,000,000 shares of $0.01 par value capital stock authorized. Transactions in capital stock were as follows:

4. Purchases and Sales of Investment Securities / Federal Tax Cost Information

For the six months ended June 30, 2019 purchases and proceeds from sales of securities were $12,342,756 and $8,155,659 respectively. At June 30, 2019 the cost of investments for Federal income tax purposes was $26,472,220. Accumulated net unrealized appreciation on investments was $7,770,507 consisting of $7,941,202 gross unrealized appreciation and $170,695 gross unrealized depreciation.

5. Composition of Net Assets

6. Federal Income Tax

As of December 31, 2018, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation………………….	$3,641,623
Distributable earnings…………………….	$3,641,623

For the year ended December 31, 2018, the Fund recorded the following reclassification, the distributable earnings were   increased by $154,051 and net capital paid in on shares of stock was decreased by $154,051. Such reclassifications, the result of permanent differences between the financial statements and income tax reporting requirements, have no effect on the Fund’s net assets.

7. Commitments and Contingencies

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects the risk of loss to be remote.

8. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. This amendment facilitates compliance of the disclosure of information without significantly altering the information provided to investors. These amendments have been adapted with these financial statements.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

PROSPECTUS, PROXY AND PORTFOLIO INFORMATION (Unaudited)

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a current prospectus please call 800-541-3863 or visit www.volumetric.com.

Information is available to shareholders who are interested in the Fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30.  This information may be obtained without charge either by calling the Fund’s toll-free number, 800-541-3863, or by visiting the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC, for the first and third quarters of each fiscal year on form N-Q. These forms are available on the Commission’s website at www.sec.gov. This information is also available from the Fund by calling 800-541-3863 or visit www.volumetric.com.

DIRECTORS (Unaudited)

Directors, who are not salaried employees of Volumetric Advisers, Inc. (the “Adviser”), 87 Violet Drive, Pearl River, NY 10965, receive a fee for each Board or committee meeting they attend. Directors’ fees had no effect on the Fund’s expenses and expense ratio since, all of their fees were paid by the Adviser.  On a yearly basis, the full Board of Directors meet three times and the Independent Directors meet three times. In addition, the Audit Committee meets twice, and the Governance & Nominating committee meets once.

INFORMATION ABOUT YOUR FUND’S EXPENSES

For the six months ended June 30, 2019 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These Fund expenses are further clarified in this report on page 8, footnote 2.   This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 made at the beginning of the period and held for the entire semi-annual period, January 1, 2019 – June 30, 2019.

Below are two ways to evaluate your Fund’s costs.

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the six month period, the “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, a $7,000 account value divided by $1,000 = 7.0), then multiply the result by the number given in the first line under the heading titled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, the expense ratio is unchanged. Because the return used is not the Fund’s actual return, the results do not apply to your investment.  This sample is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to provide examples of expenses calculated and based on an assumed 5% annual return.  You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Volumetric Fund does not charge any sales loads, redemption fee, or exchange fees, but these fees may be present in other funds to which you compare our Fund.  Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only and will not help you to determine the relative total costs of owning different funds.

*The actual total return for the six-month period ended June 30, 2019 was 14.50%.

**Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

GENERAL INFORMATION

INVESTMENT ADVISER and TRANSFER AGENT

Volumetric Advisers, Inc.

87 Violet Drive

Pearl River, NY 10965

CUSTODIAN

US Bank, N.A.

615 E Michigan Street

Milwaukee, WI 53202

IRA AND PENSION ACCOUNTS TRUSTEE

Equity Trust Company

1 Equity Way

Westlake, OH 44145

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 3rd Floor

Philadelphia, PA 19103

            Volumetric Fund, Inc.

87 Violet Drive

Pearl River, New York 10965

845-623-7637

800-541-FUND

Ticker: VOLMX

www.volumetric.com

info@volumetric.com

Investment Adviser and

Transfer Agent

Volumetric Advisers, Inc.

Pearl River, New York 10965

Custodian

US Bank, N.A.

Milwaukee, Wisconsin 53212

Independent Registered Public

Accounting Firm

BBD, LLP

Philadelphia, Pennsylvania 19103

Board of Directors

Jeffrey Gibs

Josef Haupl

Alexandre M. Olbrecht, Dr.

Cornelius O’Sullivan

Stephen J. Samitt

Allan A. Samuels

David L. Seidenberg

Raymond W. Sheridan

Irene J. Zawitkowski, Chair

Officers

Gabriel J. Gibs

    Chair Emeritus, Portfolio Co-Manager

Irene J. Zawitkowski

    Chair, CEO, Senior Portfolio Manager

Jeffrey M. Gibs

    President, Portfolio-Co-Manager, CCO

Item 2. Code of Ethics.

   Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

   Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

   Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Companies.

   Not applicable to open-end investment companies.

Item 6. Schedule of Investments:

   Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

   Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

   Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.

   Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

   None

Item 11.  Controls and Procedures.

(a) Based on an evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSRS, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSRS is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

   Not applicable to open-end investment companies.

Item 13.  Exhibits.

(a)(1) Code of Ethics:

    Not applicable for semi-annual report.

(a)(2)(a) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSRS) are filed herewith.

(a)(2)(b)Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Irene Zawitkowski

Irene Zawitkowski, CEO & Chair

Date 7/19/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Volumetric Fund, Inc.

By (Signature and Title)

/s/ Jeffrey Gibs

Jeffrey Gibs, President

Date 7/19/2019